Distribution Date:	09/17/21	CSAIL 2017-CX10 Commercial Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CX10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	5		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6-8
			Andy Lindenman	(913) 317-4372
Additional Information	9
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	10	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	11		Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	12-16		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	17-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	19-20
			David Rodgers	(212) 310-9821
Principal Prepayment Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	25
Specially Serviced Loan Detail - Part 2	26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12595JAA2	2.233900%	14,888,000.00	4,310,971.22	309,719.73	8,025.23	0.00	0.00	317,744.96	4,001,251.49	30.39%	30.00%
A-2	12595JAC8	3.259400%	81,680,000.00	81,680,000.00	0.00	221,856.49	0.00	0.00	221,856.49	81,680,000.00	30.39%	30.00%
A-SB	12595JAL8	3.326900%	19,217,000.00	19,217,000.00	0.00	53,277.53	0.00	0.00	53,277.53	19,217,000.00	30.39%	30.00%
A-3	12595JAE4	3.397700%	143,190,000.00	143,190,000.00	0.00	405,430.55	0.00	0.00	405,430.55	143,190,000.00	30.39%	30.00%
A-4	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00	30.39%	30.00%
A-5	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00	30.39%	30.00%
A-S	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00	19.37%	19.13%
B	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00	13.55%	13.38%
C	12595JAW4	4.246052%	31,004,000.00	31,004,000.00	0.00	109,703.83	0.00	0.00	109,703.83	31,004,000.00	9.88%	9.75%
D	12595JBA1	4.246052%	34,212,000.00	34,212,000.00	0.00	121,054.94	0.00	0.00	121,054.94	34,212,000.00	5.82%	5.75%
E	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00	3.80%	3.75%
F	12595JBE3	4.246052%	8,553,000.00	8,553,000.00	0.00	30,263.73	0.00	0.00	30,263.73	8,553,000.00	2.79%	2.75%
NR*	12595JBG8	4.246052%	23,521,491.00	23,521,491.00	0.00	83,227.90	0.00	0.00	83,227.90	23,521,491.00	0.00%	0.00%
Z	12595JCA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595JBJ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UES-A	12652DAA5	4.027400%	89,010,000.00	89,010,000.00	0.00	298,732.39	0.00	0.00	298,732.39	89,010,000.00	55.49%	55.49%
UES-B	12652DAE7	4.377820%	31,060,000.00	31,060,000.00	0.00	113,312.57	0.00	0.00	113,312.57	31,060,000.00	39.97%	39.97%
UES-C	12652DAG2	4.377820%	36,840,000.00	36,840,000.00	0.00	134,399.07	0.00	0.00	134,399.07	36,840,000.00	21.55%	21.55%
UES-D*	12652DAJ6	4.377820%	43,090,000.00	43,090,000.00	0.00	157,200.22	0.00	0.00	157,200.22	43,090,000.00	0.00%	0.00%
STN-A	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00	63.92%	63.92%
STN-B	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00	30.00%	30.00%

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
STN-C* 12652DAU1		4.429487%	17,520,000.00	17,520,000.00	0.00	64,670.51	0.00	0.00	64,670.51	17,520,000.00	0.00%	0.00%
Regular SubTotal			1,113,699,491.00	1,103,122,462.22	309,719.73	3,388,397.85	0.00	0.00	3,698,117.58	1,102,812,742.49

Notional Certificates
X-A	12595JAN4	0.847291%	691,723,000.00	681,145,971.22	0.00	480,940.61	0.00	0.00	480,940.61	680,836,251.49
X-B	12595JAQ7	0.217399%	80,184,000.00	80,184,000.00	0.00	14,526.62	0.00	0.00	14,526.62	80,184,000.00
X-E	12595JAY0	0.895052%	17,106,000.00	17,106,000.00	0.00	12,758.96	0.00	0.00	12,758.96	17,106,000.00
UES-X	12652DAC1	0.198782%	156,910,000.00	156,910,000.00	0.00	25,992.40	0.00	0.00	25,992.40	156,910,000.00
STN-X	12652DAQ0	0.338592%	40,880,000.00	40,880,000.00	0.00	11,534.71	0.00	0.00	11,534.71	40,880,000.00
Notional SubTotal			986,803,000.00	976,225,971.22	0.00	545,753.30	0.00	0.00	545,753.30	975,916,251.49

Deal Distribution Total					309,719.73	3,934,151.15	0.00	0.00	4,243,870.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595JAA2	289.56013031	20.80331341	0.53904017	0.00000000	0.00000000	0.00000000	0.00000000	21.34235357	268.75681690
A-2	12595JAC8	1,000.00000000	0.00000000	2.71616663	0.00000000	0.00000000	0.00000000	0.00000000	2.71616663	1,000.00000000
A-SB	12595JAL8	1,000.00000000	0.00000000	2.77241661	0.00000000	0.00000000	0.00000000	0.00000000	2.77241661	1,000.00000000
A-3	12595JAE4	1,000.00000000	0.00000000	2.83141665	0.00000000	0.00000000	0.00000000	0.00000000	2.83141665	1,000.00000000
A-4	12595JAG9	1,000.00000000	0.00000000	2.65900001	0.00000000	0.00000000	0.00000000	0.00000000	2.65900001	1,000.00000000
A-5	12595JAJ3	1,000.00000000	0.00000000	2.88150000	0.00000000	0.00000000	0.00000000	0.00000000	2.88150000	1,000.00000000
A-S	12595JAS3	1,000.00000000	0.00000000	3.05816662	0.00000000	0.00000000	0.00000000	0.00000000	3.05816662	1,000.00000000
B	12595JAU8	1,000.00000000	0.00000000	3.24300000	0.00000000	0.00000000	0.00000000	0.00000000	3.24300000	1,000.00000000
C	12595JAW4	1,000.00000000	0.00000000	3.53837666	0.00000000	0.00000000	0.00000000	0.00000000	3.53837666	1,000.00000000
D	12595JBA1	1,000.00000000	0.00000000	3.53837659	0.00000000	0.00000000	0.00000000	0.00000000	3.53837659	1,000.00000000
E	12595JBC7	1,000.00000000	0.00000000	2.79249971	0.00000000	0.00000000	0.00000000	0.00000000	2.79249971	1,000.00000000
F	12595JBE3	1,000.00000000	0.00000000	3.53837601	0.00000000	0.00000000	0.00000000	0.00000000	3.53837601	1,000.00000000
NR	12595JBG8	1,000.00000000	0.00000000	3.53837688	(0.00000043)	0.24755233	0.00000000	0.00000000	3.53837688	1,000.00000000
Z	12595JCA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595JBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-A	12652DAA5	1,000.00000000	0.00000000	3.35616661	0.00000000	0.00000000	0.00000000	0.00000000	3.35616661	1,000.00000000
UES-B	12652DAE7	1,000.00000000	0.00000000	3.64818319	0.00000000	0.00000000	0.00000000	0.00000000	3.64818319	1,000.00000000
UES-C	12652DAG2	1,000.00000000	0.00000000	3.64818322	0.00000000	0.00000000	0.00000000	0.00000000	3.64818322	1,000.00000000
UES-D	12652DAJ6	1,000.00000000	0.00000000	3.64818334	0.00000000	0.09111905	0.00000000	0.00000000	3.64818334	1,000.00000000
STN-A	12652DAN7	1,000.00000000	0.00000000	3.28708353	0.00000000	0.00000000	0.00000000	0.00000000	3.28708353	1,000.00000000
STN-B	12652DAS6	1,000.00000000	0.00000000	3.53883342	0.00000000	0.00000000	0.00000000	0.00000000	3.53883342	1,000.00000000
STN-C	12652DAU1	1,000.00000000	0.00000000	3.69123916	0.00000000	0.00000000	0.00000000	0.00000000	3.69123916	1,000.00000000

Notional Certificates
X-A	12595JAN4	984.70915557	0.00000000	0.69527919	0.00000000	0.00000000	0.00000000	0.00000000	0.69527919	984.26140448
X-B	12595JAQ7	1,000.00000000	0.00000000	0.18116607	0.00000000	0.00000000	0.00000000	0.00000000	0.18116607	1,000.00000000
X-E	12595JAY0	1,000.00000000	0.00000000	0.74587630	0.00000000	0.00000000	0.00000000	0.00000000	0.74587630	1,000.00000000
UES-X	12652DAC1	1,000.00000000	0.00000000	0.16565165	0.00000000	0.00000000	0.00000000	0.00000000	0.16565165	1,000.00000000
STN-X	12652DAQ0	1,000.00000000	0.00000000	0.28216023	0.00000000	0.00000000	0.00000000	0.00000000	0.28216023	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	8,025.23	0.00	8,025.23	0.00	0.00	0.00	8,025.23	0.00
A-2	08/01/21 - 08/30/21	30	0.00	221,856.49	0.00	221,856.49	0.00	0.00	0.00	221,856.49	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	53,277.53	0.00	53,277.53	0.00	0.00	0.00	53,277.53	0.00
A-3	08/01/21 - 08/30/21	30	0.00	405,430.55	0.00	405,430.55	0.00	0.00	0.00	405,430.55	0.00
A-4	08/01/21 - 08/30/21	30	0.00	272,177.90	0.00	272,177.90	0.00	0.00	0.00	272,177.90	0.00
A-5	08/01/21 - 08/30/21	30	0.00	683,990.30	0.00	683,990.30	0.00	0.00	0.00	683,990.30	0.00
X-A	08/01/21 - 08/30/21	30	0.00	480,940.61	0.00	480,940.61	0.00	0.00	0.00	480,940.61	0.00
X-B	08/01/21 - 08/30/21	30	0.00	14,526.62	0.00	14,526.62	0.00	0.00	0.00	14,526.62	0.00
X-E	08/01/21 - 08/30/21	30	0.00	12,758.96	0.00	12,758.96	0.00	0.00	0.00	12,758.96	0.00
A-S	08/01/21 - 08/30/21	30	0.00	284,452.31	0.00	284,452.31	0.00	0.00	0.00	284,452.31	0.00
B	08/01/21 - 08/30/21	30	0.00	159,490.74	0.00	159,490.74	0.00	0.00	0.00	159,490.74	0.00
C	08/01/21 - 08/30/21	30	0.00	109,703.83	0.00	109,703.83	0.00	0.00	0.00	109,703.83	0.00
D	08/01/21 - 08/30/21	30	0.00	121,054.94	0.00	121,054.94	0.00	0.00	0.00	121,054.94	0.00
E	08/01/21 - 08/30/21	30	0.00	47,768.50	0.00	47,768.50	0.00	0.00	0.00	47,768.50	0.00
F	08/01/21 - 08/30/21	30	0.00	30,263.73	0.00	30,263.73	0.00	0.00	0.00	30,263.73	0.00
NR	08/01/21 - 08/30/21	30	5,802.28	83,227.89	0.00	83,227.89	(0.01)	0.00	0.00	83,227.90	5,822.80
UES-A	08/01/21 - 08/30/21	30	0.00	298,732.39	0.00	298,732.39	0.00	0.00	0.00	298,732.39	0.00
UES-X	08/01/21 - 08/30/21	30	0.00	25,992.40	0.00	25,992.40	0.00	0.00	0.00	25,992.40	0.00
UES-B	08/01/21 - 08/30/21	30	0.00	113,312.57	0.00	113,312.57	0.00	0.00	0.00	113,312.57	0.00
UES-C	08/01/21 - 08/30/21	30	0.00	134,399.07	0.00	134,399.07	0.00	0.00	0.00	134,399.07	0.00
UES-D	08/01/21 - 08/30/21	30	3,912.05	157,200.22	0.00	157,200.22	0.00	0.00	0.00	157,200.22	3,926.32
STN-A	08/01/21 - 08/30/21	30	0.00	69,258.85	0.00	69,258.85	0.00	0.00	0.00	69,258.85	0.00
STN-X	08/01/21 - 08/30/21	30	0.00	11,534.71	0.00	11,534.71	0.00	0.00	0.00	11,534.71	0.00
STN-B	08/01/21 - 08/30/21	30	0.00	70,104.29	0.00	70,104.29	0.00	0.00	0.00	70,104.29	0.00
STN-C	08/01/21 - 08/30/21	30	0.00	64,670.51	0.00	64,670.51	0.00	0.00	0.00	64,670.51	0.00
Totals			9,714.33	3,934,151.14	0.00	3,934,151.14	(0.01)	0.00	0.00	3,934,151.15	9,749.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595JAA2	2.233900%	14,888,000.00	4,310,971.22	309,719.73	8,025.23	0.00	0.00	317,744.96	4,001,251.49
A-1 (Exch)	N/A	N/A	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595JAC8	3.259400%	81,680,000.00	81,680,000.00	0.00	221,856.49	0.00	0.00	221,856.49	81,680,000.00
A-2 (Exch)	N/A	N/A	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595JAL8	3.326900%	19,217,000.00	19,217,000.00	0.00	53,277.53	0.00	0.00	53,277.53	19,217,000.00
A-SB (Exch)	N/A	N/A	19,217,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595JAE4	3.397700%	143,190,000.00	143,190,000.00	0.00	405,430.55	0.00	0.00	405,430.55	143,190,000.00
A-3 (Exch)	N/A	N/A	143,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00
A-4 (Exch)	N/A	N/A	102,361,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00
A-5 (Exch)	N/A	N/A	237,373,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595JAN4	0.847291%	691,723,000.00	681,145,971.22	0.00	480,940.61	0.00	0.00	480,940.61	680,836,251.49
X-A (Exch)	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595JAQ7	0.217399%	80,184,000.00	80,184,000.00	0.00	14,526.62	0.00	0.00	14,526.62	80,184,000.00
X-B (Exch)	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595JAY0	0.895052%	17,106,000.00	17,106,000.00	0.00	12,758.96	0.00	0.00	12,758.96	17,106,000.00
X-E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00
A-S (Exch)	N/A	N/A	93,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00
B (Exch)	N/A	N/A	49,180,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595JAW4	4.246052%	31,004,000.00	31,004,000.00	0.00	109,703.83	0.00	0.00	109,703.83	31,004,000.00
C (Exch)	N/A	N/A	31,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595JBA1	4.246052%	34,212,000.00	34,212,000.00	0.00	121,054.94	0.00	0.00	121,054.94	34,212,000.00
D (Exch)	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00
E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595JBE3	4.246052%	8,553,000.00	8,553,000.00	0.00	30,263.73	0.00	0.00	30,263.73	8,553,000.00
F (Exch)	N/A	N/A	8,553,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595JBG8	4.246052%	23,521,491.00	23,521,491.00	0.00	83,227.90	0.00	0.00	83,227.90	23,521,491.00
NR (Exch)	N/A	N/A	23,521,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595JCA0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
UES-A (Cert)	12652DAA5	4.027400%	89,010,000.00	89,010,000.00	0.00	298,732.39	0.00	0.00	298,732.39	89,010,000.00
UES-A (Exch)	N/A	N/A	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X (Cert)	12652DAC1	0.198782%	156,910,000.00	156,910,000.00	0.00	25,992.40	0.00	0.00	25,992.40	156,910,000.00
UES-X (Exch)	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B (Cert)	12652DAE7	4.377820%	31,060,000.00	31,060,000.00	0.00	113,312.57	0.00	0.00	113,312.57	31,060,000.00
UES-B (Exch)	N/A	N/A	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C (Cert)	12652DAG2	4.377820%	36,840,000.00	36,840,000.00	0.00	134,399.07	0.00	0.00	134,399.07	36,840,000.00
UES-C (Exch)	N/A	N/A	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D (Cert)	12652DAJ6	4.377820%	43,090,000.00	43,090,000.00	0.00	157,200.22	0.00	0.00	157,200.22	43,090,000.00
UES-D (Exch)	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-A (Cert)	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00
STN-A (Exch)	N/A	N/A	21,070,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-X (Cert)	12652DAQ0	0.338592%	40,880,000.00	40,880,000.00	0.00	11,534.71	0.00	0.00	11,534.71	40,880,000.00
STN-X (Exch)	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-B (Cert)	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00
STN-B (Exch)	N/A	N/A	19,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-C (Cert)	12652DAU1	4.429487%	17,520,000.00	17,520,000.00	0.00	64,670.51	0.00	0.00	64,670.51	17,520,000.00
STN-C (Exch)	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			4,201,004,982.00	2,079,348,433.44	309,719.73	3,934,151.15	0.00	0.00	4,243,870.88	2,078,728,993.98
								Exchangeable Certificate Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 7 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	32,074,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	N/A	N/A	855,299,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESA	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESD	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-UES	N/A	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNA	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNC	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-STN	N/A	N/A	58,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,227,398,982.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 8 of 31

Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	4,243,870.88
Pooled Available Funds	3,298,665.89
Y&L Towers Trust Subordinate Companion Loan Available Funds	729,636.67
Standard Highline Trust Subordinate Companion Loan Available Funds	215,568.35
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,947,889.58	Master Servicing Fee	5,417.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,803.95
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	474.96
ARD Interest	0.00	Operating Advisor Fee	1,700.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	341.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,947,889.58	Total Fees	13,738.41

Principal		Expenses/Reimbursements
Scheduled Principal	309,719.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	309,719.73	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,934,151.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	309,719.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,243,870.88
Total Funds Collected	4,257,609.31	Total Funds Distributed	4,257,609.29

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation				Certificate Reconciliation
	Pooled Collateral	Y&L Towers Trust	Standard Highline	Total		Total
		Subordinate	Trust Subordinate		Beginning Certificate Balance	1,103,122,462.22
		Companion Loan	Companion Loan
					(-) Principal Distributions	309,719.73
Beginning Scheduled Collateral Balance	844,722,462.42	0.00	0.00	844,722,462.42
					(-) Realized Losses	0.00
(-) Scheduled Principal Collections	309,719.73	0.00	0.00	309,719.73
					Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	0.00
					Current Period NRA¹	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	0.00
					Current Period WODRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	0.00
					Principal Used to Pay Interest	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	0.00
					Non-Cash Principal Adjustments	0.00
(-) Other Adjustments²	0.00	0.00	0.00	0.00
					Certificate Other Adjustments**	0.00
					Ending Certificate Balance	1,102,812,742.49
Ending Scheduled Collateral Balance	844,412,742.69	0.00	0.00	844,412,742.69
Beginning Actual Collateral Balance	844,722,462.42	0.00	0.00	844,722,462.42
Ending Actual Collateral Balance	844,412,742.69	0.00	0.00	844,412,742.69

	NRA/WODRA Reconciliation				Under / Over Collateralization Reconciliation

	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal		Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances		0.00		0.00	UC / (OC) Change	0.00
Current Period Advances		0.00		0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances		0.00		0.00	Net WAC Rate	0.00
					UC / (OC) Interest	0.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	7	38,048,684.77	4.51%	74	4.8819	1.795081	1.4999 or less	7	214,349,304.25	25.38%	40	4.0246	1.148068
10,000,000 to 19,999,999		7	90,798,007.01	10.75%	67	4.4833	2.246135	1.5000 to 1.7499	9	281,631,295.74	33.35%	73	4.2394	1.649714
20,000,000 to 29,999,999		6	154,692,246.71	18.32%	61	4.4704	1.864375	1.7500 to 1.9999	4	37,132,592.49	4.40%	59	4.9022	1.950211
30,000,000 to 49,999,999		6	242,873,804.20	28.76%	73	4.3803	1.711459	2.0000 to 2.9999	8	192,869,550.21	22.84%	74	4.3006	2.422444
50,000,000 to 69,999,999		3	167,000,000.00	19.78%	41	3.3202	1.441377	3.0000 or greater	3	118,430,000.00	14.03%	48	3.4960	3.345667
	70,000,000 or greater	2	151,000,000.00	17.88%	54	3.8375	2.844570	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945
	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	21,726,604.18	2.57%	12	5.4800	1.330000
							Industrial	21	63,201,289.60	7.48%	73	4.2755	2.384042
California	2	80,000,000.00	9.47%	51	3.7138	2.218750
							Lodging	2	66,726,604.18	7.90%	54	5.3477	0.878156
Delaware	1	14,500,000.00	1.72%	74	4.5530	1.510000
							Mixed Use	5	57,069,580.46	6.76%	67	4.1282	1.682888
Florida	1	10,430,000.00	1.24%	73	4.4500	3.180000
							Mobile Home Park	2	20,976,700.25	2.48%	74	4.8886	1.624240
Georgia	4	87,576,905.44	10.37%	39	3.5400	3.126291
							Multi-Family	22	123,479,476.06	14.62%	43	3.8315	1.435253
Illinois	1	15,190,000.00	1.80%	38	5.0000	1.960000
							Office	19	364,635,454.51	43.18%	59	4.0188	2.342567
Indiana	3	7,195,569.67	0.85%	71	4.6956	1.946681
							Other	1	57,000,000.00	6.75%	74	3.5100	1.730000
Kentucky	2	3,364,236.37	0.40%	69	5.0100	1.520000
							Retail	4	91,323,637.64	10.82%	74	4.1434	1.939879
Maryland	7	25,315,892.24	3.00%	73	4.3184	2.382389
							Totals	76	844,412,742.69	100.00%	61	4.1238	1.949945
Michigan	4	20,016,450.03	2.37%	73	4.5181	2.187664

Minnesota	1	2,769,705.88	0.33%	74	4.3690	2.390000

New Jersey	13	50,886,844.93	6.03%	73	4.2828	2.263838

New York	9	259,483,768.43	30.73%	58	3.9385	1.419631

North Carolina	1	6,476,700.25	0.77%	74	5.6400	1.880000

Ohio	13	72,257,995.65	8.56%	72	4.3294	2.055346

Pennsylvania	3	76,502,086.84	9.06%	74	4.1678	1.785811

South Carolina	1	4,702,434.31	0.56%	74	4.8450	1.490000

Tennessee	1	6,648,074.87	0.79%	74	4.3690	2.390000

Texas	4	17,588,267.93	2.08%	74	4.4479	2.307816

Washington	2	54,362,114.77	6.44%	74	4.2881	1.706657

Washington, DC	1	4,300,000.00	0.51%	74	4.6890	1.650000

West Virginia	1	3,119,090.91	0.37%	74	4.3690	2.390000

Totals	76	844,412,742.69	100.00%	61	4.1238	1.949945

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	7	316,620,265.76	37.50%	46	3.4161	2.140357	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	12	327,563,846.72	38.79%	74	4.2454	2.095168	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	5	75,864,549.08	8.98%	74	4.7262	1.613324	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	124,364,081.13	14.73%	58	5.2374	1.288009	37 months to 48 months	28	712,197,100.16	84.34%	63	4.1881	1.849688
	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945	49 months or greater	3	132,215,642.53	15.66%	47	3.7771	2.489989
								Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document

	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer						and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	251,536,869.94	29.79%	31	3.6200	1.940230	Interest Only	18	582,070,000.00	68.93%	58	3.9747	2.062885
61 months to 119 months		25	592,875,872.75	70.21%	73	4.3375	1.954066	359 months or less	13	262,342,742.69	31.07%	66	4.4545	1.699360
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	30	799,412,742.69	94.67%	60	4.0585	2.022557				None
	13 months to 24 months	1	45,000,000.00	5.33%	74	5.2838	0.660000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	844,412,742.69	100.00%	61	4.1238	1.949945
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10176787	OF	Dunwoody	GA	Actual/360	3.34025%	224,336.67	0.00	0.00	N/A	08/06/24	--	78,000,000.00	78,000,000.00	09/06/21
2	10181312	Various Various		Various	Actual/360	4.36925%	274,640.19	0.00	0.00	N/A	11/06/27	--	73,000,000.00	73,000,000.00	09/06/21
3	10183051	MF	New York	NY	Actual/360	2.74025%	141,566.67	0.00	0.00	N/A	10/06/22	--	60,000,000.00	60,000,000.00	09/06/21
4	10181305	98	New York	NY	Actual/360	3.51025%	172,282.50	0.00	0.00	N/A	11/06/27	--	57,000,000.00	57,000,000.00	09/06/21
5	10181037	OF	Los Angeles	CA	Actual/360	3.80025%	163,611.11	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	09/06/21
6	10180784	RT	Whitehall	PA	Actual/360	4.05625%	162,936.48	77,388.22	0.00	N/A	11/01/27	--	46,651,025.86	46,573,637.64	09/01/21
7	10183052	LO	New York	NY	Actual/360	5.28425%	204,746.39	0.00	0.00	N/A	11/05/27	--	45,000,000.00	45,000,000.00	04/05/20
8	10183053	OF	Bellevue	WA	Actual/360	4.15125%	157,276.78	0.00	0.00	11/07/27	01/30/33	--	44,000,000.00	44,000,000.00	08/07/21
9	10180523	OF	New York	NY	Actual/360	4.74125%	171,466.17	0.00	0.00	N/A	11/06/27	--	42,000,000.00	42,000,000.00	09/06/21
10	10183054	OF	Cincinnati	OH	Actual/360	4.20225%	127,890.69	48,243.16	0.00	N/A	09/05/27	--	35,348,409.72	35,300,166.56	09/05/21
11	10180248	OF	San Francisco	CA	Actual/360	3.57025%	92,225.00	0.00	0.00	N/A	09/05/27	--	30,000,000.00	30,000,000.00	09/05/21
12	10183055	MF	Various	Various	Actual/360	5.01025%	119,220.70	39,322.02	0.00	N/A	06/06/27	--	27,634,698.79	27,595,376.77	09/06/21
13	10183056	MU	Mount Kisco Bedford	NY	Actual/360	3.78025%	86,812.72	50,309.05	0.00	N/A	08/10/26	--	26,670,574.81	26,620,265.76	09/10/21
14	10183057	RT	Monroeville	PA	Actual/360	4.34025%	104,642.22	0.00	0.00	N/A	10/06/27	--	28,000,000.00	28,000,000.00	09/06/21
15	10183058	Various Totowa		NJ	Actual/360	4.20525%	96,861.01	0.00	0.00	N/A	10/05/27	--	26,750,000.00	26,750,000.00	09/05/21
16	10183059	OF	Various	OH	Actual/360	4.15025%	85,766.67	0.00	0.00	N/A	11/06/27	--	24,000,000.00	24,000,000.00	09/06/21
17	10178529	LO	Scottsdale	AZ	Actual/360	5.48025%	102,655.89	27,647.12	0.00	N/A	09/06/22	--	21,754,251.30	21,726,604.18	09/06/21
18	10183060	OF	Lombard	IL	Actual/360	5.00025%	65,401.39	0.00	0.00	N/A	11/06/24	--	15,190,000.00	15,190,000.00	09/06/21
19	10183061	RT	Bronx	NY	Actual/360	3.92725%	50,723.75	0.00	0.00	11/05/27	11/05/32	--	15,000,000.00	15,000,000.00	09/05/21
20	10181230	MH	Dover	DE	Actual/360	4.55325%	56,849.26	0.00	0.00	N/A	11/06/27	--	14,500,000.00	14,500,000.00	09/06/21
21	10183062	MU	Baltimore	MD	Actual/360	4.41025%	52,157.43	18,783.85	0.00	N/A	10/06/27	--	13,734,676.09	13,715,892.24	09/06/21
22	10183063	IN	Various	MD	Actual/360	4.21025%	42,053.22	0.00	0.00	N/A	10/06/27	--	11,600,000.00	11,600,000.00	09/06/21
23	10183064	MF	Bellingham	WA	Actual/360	4.87025%	43,505.13	12,029.87	0.00	N/A	10/06/27	--	10,374,144.64	10,362,114.77	09/06/21
24	10183065	OF	Orlando	FL	Actual/360	4.45025%	39,967.18	0.00	0.00	N/A	10/06/27	--	10,430,000.00	10,430,000.00	09/06/21
25	10183066	MF	Nederland	TX	Actual/360	4.36525%	29,710.42	10,185.23	0.00	N/A	11/05/27	--	7,904,335.51	7,894,150.28	09/05/21
26	10183040	MH	Shallotte	NC	Actual/360	5.64025%	31,513.74	12,059.59	0.00	N/A	11/06/27	--	6,488,759.84	6,476,700.25	09/06/21
27	10183044	MF	Tucker	GA	Actual/360	5.24025%	29,926.99	7,029.17	0.00	N/A	11/06/27	--	6,632,429.10	6,625,399.93	09/06/21
28	10183038	MF	New York	NY	Actual/360	4.45025%	24,141.25	0.00	0.00	N/A	11/05/27	--	6,300,000.00	6,300,000.00	09/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 17 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	10183067	MF	Columbia	SC	Actual/360	4.84525%	19,646.99	6,722.45	0.00	N/A	11/05/27	--	4,709,156.76	4,702,434.31	09/05/21
30	10183068	MU	Washington	DC	Actual/360	4.68925%	17,362.33	0.00	0.00	N/A	11/05/27	--	4,300,000.00	4,300,000.00	09/05/21
31	10183069	RT	El Paso	TX	Actual/360	5.18025%	7,805.97	0.00	0.00	N/A	11/05/27	--	1,750,000.00	1,750,000.00	09/05/21
Totals							2,999,702.91	309,719.73	0.00				844,722,462.42	844,412,742.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,675,419.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,571,244.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,355,687.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,523,881.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	14,023,349.87	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
6	19,682,731.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	7,827,011.56	04/01/19	03/31/20	--	0.00	0.00	204,208.93	3,416,221.44	0.00	0.00
8	15,575,925.24	0.00	--	--	--	0.00	0.00	156,982.77	156,982.77	0.00	0.00
9	3,428,794.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,011,786.10	6,482,655.55	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,855,056.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,995,236.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,365,803.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,354,220.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,351,744.38	5,080,335.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,582,362.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	7,663,622.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,722,836.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,404,598.11	1,689,548.57	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,024,753.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,754,123.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,428,018.71	792,857.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	919,645.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,638,852.00	1,697,972.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	882,159.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	996,119.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	811,674.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	281,943.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	531,429.06	516,380.69	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	347,364.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	184,205.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,921,240.96	38,110,111.63				0.00	0.00	361,191.70	3,573,204.21	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.123750%	4.108962%	61
08/17/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.123870%	4.109082%	62
07/16/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.123990%	4.109202%	63
06/17/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124122%	4.109335%	64
05/17/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124240%	4.109453%	65
04/16/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124372%	4.109585%	66
03/17/21	1	60,000,000.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124488%	4.109702%	67
02/18/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124646%	4.109860%	68
01/15/21	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124761%	4.109976%	69
12/17/20	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124876%	4.110090%	70
11/18/20	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125003%	4.110219%	71
10/19/20	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125105%	4.110321%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	10183052	04/05/20	16	3	204,208.93	3,416,221.44	213,809.54	45,000,000.00	06/18/20	1
8	10183053	08/07/21	0	B	156,982.77	156,982.77	0.00	44,000,000.00
Totals					361,191.70	3,573,204.21	213,809.54	89,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		21,726,604	21,726,604		0	0
13 - 24 Months		60,000,000	60,000,000		0	0
25 - 36 Months		78,000,000	78,000,000		0	0
37 - 48 Months		65,190,000	65,190,000		0	0
49 - 60 Months		26,620,266	26,620,266		0	0
> 60 Months		592,875,873	547,875,873	45,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	844,412,743	799,412,743	0	0	45,000,000	0
Aug-21	844,722,462	799,722,462	0	0	45,000,000	0
Jul-21	845,030,970	800,030,970	0	0	45,000,000	0
Jun-21	845,364,734	800,364,734	0	0	45,000,000	0
May-21	845,670,727	800,670,727	0	0	45,000,000	0
Apr-21	846,002,065	801,002,065	0	0	45,000,000	0
Mar-21	846,305,562	741,305,562	60,000,000	0	45,000,000	0
Feb-21	846,687,761	801,687,761	0	0	45,000,000	0
Jan-21	846,988,568	801,988,568	0	0	45,000,000	0
Dec-20	847,288,198	802,288,198	0	0	45,000,000	0
Nov-20	847,613,403	802,613,403	0	0	45,000,000	0
Oct-20	847,894,105	802,894,105	0	0	45,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10181037	50,000,000.00	50,000,000.00	459,000,000.00	09/07/17	12,104,318.12	1.39000	09/30/20	11/06/24	I/O
7	10183052	45,000,000.00	45,000,000.00	241,000,000.00	09/30/20	5,426,310.04	0.66000	03/31/20	11/05/27	I/O
Totals		95,000,000.00	95,000,000.00	700,000,000.00		17,530,628.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	10181037	OF	CA	02/17/21	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

7	10183052	LO	NY	06/18/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX10 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31